Shareholder Report, Holdings (Details)	May 31, 2024
C000202617 | 34501159Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202617 | 34501185China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202617 | 34501203Yutong Bus Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202617 | 34501176Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202617 | 34501173PDD Holdings Inc., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202617 | 34501181PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202617 | 34501184China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202617 | 34501180Wuliangye Yibin Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202617 | 34501165BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202617 | 34501162Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000202617 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202616 | 34501159Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202616 | 34501185China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202616 | 34501203Yutong Bus Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202616 | 34501176Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202616 | 34501173PDD Holdings Inc., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202616 | 34501181PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202616 | 34501184China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202616 | 34501180Wuliangye Yibin Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202616 | 34501165BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202616 | 34501162Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000202616 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%